Additional Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Prepaid and Other Current Assets
Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$4,168	$1,153
Advances to suppliers	1,801	829
Other current assets	736	713
Total	$6,705	$2,695

Schedule of Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	June 30,	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$-	$16,263
Provisions	507	2,934
Payroll and benefits payable	3,046	2,545
Other taxes payable	1,849	2,045
Other	1,100	2,200
Total	$6,502	$25,987

Total non-current	$1,607	$2,552
Total current	$4,895	$23,435
(1)Refer to Note 4 (Reverse Recapitalization) for further details on the Merger.

Schedule of Finance Costs, Net and Other Financial Income (Expense)
Finance Costs, net

	Six Months Ended June 30,
	2022	2021
Finance costs, net
Interest expense	$(1,588)	$(4,717)
Redeemable Series X preferred stock dividends	(97)	(256)
Other finance costs	(70)	(31)
Interest income	149	19
Total	$(1,606)	$(4,985)